Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-based Compensation

(7) Stock-based Compensation

In August 2006, the Company adopted the Tetraphase Pharmaceuticals, Inc. Stock Incentive Plan (the “2006 Plan”) under which it may grant incentive stock options, nonqualified stock options, restricted stock, and stock grants to purchase up to 1,128,183 shares of Common Stock. In May 2010, the Company amended the plan to increase the number of shares of Common Stock issuable under the 2006 Plan to 1,853,288. The options expire ten years after the grant date. As of June 30, 2013, no shares were available for future issuance under the 2006 Plan.

In February 2013, the Company’s board of directors and stockholders approved, effective upon the closing of the IPO, the 2013 Stock Incentive Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards for the purchase of that number of shares of Common Stock equal to the sum of (i) 1,688,777 shares of Common Stock, (ii) 258,265 shares of Common Stock that were reserved for issuance under the 2006 Plan that remained available for issuance under the 2006 Plan upon the closing of the IPO, (iii) any shares of Common Stock subject to awards under the 2006 Plan which awards expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased by the Company without having been fully exercised or resulting in any Common Stock being issued. In addition, the number of shares of Common Stock that may be issued under the 2013 Plan is subject to automatic annual increases, to be added on January 1 of each year from January 1, 2014 through and including January 1, 2023, equal to the lowest of the number of shares that is the lesser of (a) 3,000,000, (b) 4% of the then outstanding shares of Common Stock or (c) an amount determined by the Company’s board of directors. As of June 30, 2013, 696,102 shares were available for future issuance under the 2013 Plan.

Terms of stock award agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2013 Plan. Options granted by the Company typically vest over a four year period. Certain of the options are subject to acceleration of vesting in the event of certain change of control transactions. The options are exercisable from the date of grant for a period of ten years. For options granted to date, the exercise price equaled the estimated fair value of the Common Stock as determined by the board of directors on the date of grant.

The following table summarizes stock option activity at June 30, 2013 and changes during the six months then ended is presented in the table and narrative below (in thousands except share and per share data):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	1,442,810	$1.67	7.43	$10,569
Granted	1,250,940	7.87
Exercised	(6,176)	1.58
Forfeited	—
Canceled	(686)	0.87

Options outstanding at June 30, 2013	2,686,888	$4.55	8.30	$7,703

Options vested or expected to vest at June 30, 2013 (1)	2,628,763	$4.52	8.28	$7,615

Options exercisable at June 30, 2013	1,081,022	$1.61	6.61	$5,865

(1)	This represents the number of vested stock options as of June 30, 2013, plus the number of unvested stock options that the Company estimated as of June 30, 2013 would vest, based on the unvested stock options at June 30, 2013, as adjusted for the estimated forfeiture rate of 2%.

Stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations for stock options granted during the periods presented was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,		The Period from July 7, 2006 (inception) to June 30, 2013
	2013	2012	2013	2012
Research and development	$140	$121	$152	$160	$1,148
General and administrative	140	32	183	62	733

Total	$280	$153	$335	$222	$1,881

As of June 30, 2013, approximately $5.6 million of total unrecognized stock-based compensation expense related to unvested stock options is expected to be recognized over a weighted-average period of 3.7 years.

Note 9. Stock-based Compensation

In August 2006, the Company adopted the Tetraphase Pharmaceuticals, Inc. Stock Incentive Plan (the Plan) under which it may grant incentive stock options (ISOs), nonqualified stock options, restricted stock, and stock grants to purchase up to 1,128,183 shares of Common Stock. In May 2010, the Company amended the plan to increase the number of shares of Common Stock issuable under the Plan to 1,853,288. The options expire ten years after the grant date. As of December 31, 2011 and December 31, 2012, 466,191 and 257,579 shares, respectively, were available for future issuance under the Plan.

Terms of stock award agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the Plan. Options granted by the Company typically vest over a four year period. Certain of the options are subject to acceleration of vesting in the event of certain change of control transactions. The options are exercisable from the date of grant for a period of ten years. For options granted to date, the exercise price equaled the estimated fair value of the Common Stock as determined by the board of directors on the date of grant.

During 2009, the Company granted options to nonemployees to purchase up to 232,758 shares of common stock (2009 Non-employee Options). The 2009 Non-employee Options vested with respect to one-third of the underlying shares on the date of grant, with the remaining shares vesting quarterly over four years from date of grant and have a life of ten years.

During 2010, the Company granted to nonemployees options to purchase a total of 12,972 shares of Common Stock (2010 Non-employee Options). The 2010 Nonemployee Options vest quarterly through the fourth anniversary of the vesting date and have a contractual life of ten years. Stock options issued to non-employees are accounted for at fair value, and are periodically revalued as the options vest and are recognized as expense over the related service period. The total expense related to all nonemployee options for the years ended December 31, 2011 and 2012 was $55,000 and $307,000, respectively. The total expense related to all nonemployee options from July 7, 2006 (inception) to December 31, 2012 was $581,000.

The following table summarizes stock option activity for employees and nonemployees:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2011	1,253,154	1.59	8.11	$768
Granted	211,839	2.11
Exercised	(18,946)	1.58
Forfeited	(2,710)	1.80
Canceled	(527)	4.14

Options outstanding at December 31, 2012	1,442,810	1.67	7.43	10,569

Options vested or expected to vest at
December 31, 2012 (1)	1,401,000	1.67	7.43	10,270

Options exercisable at December 31, 2012	915,848	1.56	6.97	$6,809

(1)	This represents the number of vested options as of December 31, 2012, plus the number of unvested options that the Company estimated as of December 31, 2012 would vest, based on the unvested options at December 31, 2012, as adjusted for the estimated forfeiture rate of 3%.

The total intrinsic value of options exercised in the years ended December 31, 2011 and 2012 and for the period July 7, 2006 (inception) to December 31, 2012 was $9,000, $25,000 and $54,000, respectively. The total fair value of shares vested in the years ended December 31, 2011 and 2012, and for the period from July 7, 2006 (inception) to December 31, 2012 was $228,000, $318,000, and $891,000, respectively. As of December 31, 2012, there was $753,000 of total unrecognized compensation cost related to employee and non-employee nonvested stock options granted under the Plan. Total unrecognized compensation cost will be adjusted for future forfeitures. The Company expects to recognize that cost over a remaining weighted-average period of 3 years.

The Company estimates the fair value of each employee stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions:

	Years Ended December 31,
	2011	2012
Weighted average expected volatility	64%	67%
Expected life (in years)	6.0-6.1	6.0-6.1
Risk free interest rate	1.21% -2.41%	0.85% -1.21%
Expected dividend yield	0%	0%

Expected volatility was calculated based on historical volatility data for a representative group of publicly traded companies that were selected based on their disease focus, stage of clinical trials, number of compounds in clinical trials and number of years since incorporation for which historical information was available. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant, commensurate with the expected life assumption. The expected life of stock options granted represents the weighted-average period of time that stock options granted are expected to be outstanding determined using the simplified method for employee grants. For nonemployee grants, the expected life is equal to the remaining contractual term. The expected life is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population.

Compensation cost for stock options granted to employees is based on the estimated grant-date fair value and is recognized over the vesting period of the applicable option on a straight-line basis. The amount of stock-based compensation expense recognized during a period is based on the value of the portion of the awards that the Company determines are expected to vest. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term “forfeitures” is distinct from “cancellations” and represents only the unvested portion of the surrendered option. The Company re-evaluates this analysis quarterly, and adjusts the forfeiture rate as necessary. Ultimately, the actual expense recognized over the vesting period will only be for those options that vest.

Using the Black-Scholes option-pricing model, the weighted-average grant date fair values of options granted to employees for the years ended December 31, 2011 and 2012 and the period from July 7, 2006 (inception) to December 31, 2012 was $1.16, $2.32 and $1.16 per share, respectively.

Stock-based compensation expense is recognized for stock options granted to employees and non-employees and has been reported in the Company’s statements of operations as follows (in thousands):

	Year Ended December 31,		The Period from July 7, 2006 (inception) to December 31, 2012
	2011	2012
	(in thousands)
Research and development	$175	$463	$996
General and administrative	137	149	550

Total	$312	$612	$1,546

Restricted Stock

During 2006, the Company issued a total of 18,275 shares of Common Stock to employees pursuant to Stock Restriction and Repurchase Agreements. Under the terms of the agreements, the issued shares of Common Stock were subject to vesting and forfeiture. Under the agreements, vesting occurred periodically at specified time intervals and specified percentages. All shares of Common Stock become fully vested within four years of the date of issuance. As of December 31, 2011 and 2012, 18,275 shares of common stock were issued and outstanding under the Stock Restriction and Repurchase Agreements. As of December 31, 2012 all of these shares were fully vested and not subject to repurchase.

In August 2006, the Company issued 87,586 shares of restricted Common Stock to certain founders and employees (the Recipients) for a price of $0.029 per share, for total proceeds of $3,000. The restricted stock vested over three years, during which time the Company had the right to repurchase the unvested shares at the amount paid if the relationship between the Recipients and the Company ceased. In 2006, the Company also issued an additional 53,448 shares of restricted Common Stock to a founder for $0.029 per share, for total proceeds of $2,000. These shares were not subject to vesting or any right to repurchase. At December 31, 2012 all 141,034 shares were vested and were held by the Recipients.